Taxation - Reconciliation of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Tax Disclosure [Abstract]
Income before income tax expense	¥ 2,261,541	$ 347,592	¥ 1,248,852	¥ 1,276,191
Income tax expense computed at applicable tax rates (25%)	565,385	86,898	312,213	319,047
Non-deductible expenses	32,417	4,983	25,798	16,372
Change in valuation allowances	(15,510)	(2,384)	47,006	16,054
Outside basis difference	7,360	1,131	(28,265)	(17,329)
Effect of international tax rate difference	1,133	174	3,593	3,978
Interest expense relating to unrecognized tax benefits	0	0	2,482	3,809
Effect of preferential tax rate	(383,039)	(58,872)	(330,198)	(56,389)
Effect of withholding tax	59,336	9,120
Income tax expense	¥ 267,082	$ 41,050	¥ 32,629	¥ 285,542